Revenue - Contract assets and liabilities (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Contract assets
Contract with customer, asset	$ 27,835	$ 21,297
Contract liabilities
Current contract liabilities	35,779	8,398
Non current contract liabilities	8,353	54,018
Total contract liabilities	(44,132)	(62,416)	$ (18,736)
Deferral of revenue	(2,325)	(62,223)
Recognition of unearned revenue	12,793	18,543
Recognition of deferred revenue	7,816	0
Gandria
Contract liabilities
Deposit liability, current	$ 2,300
Liquefaction services revenue | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-07-01
Contract liabilities
Reaming contract term (in years)	3 years
Underutilization Liability
Contract liabilities
Current contract liabilities	$ 29,200
Non current contract liabilities	0	35,806
Increase (Decrease) in Contract with Customer, Liability	6,600
Hilli | Underutilization Liability
Contract liabilities
Non current contract liabilities		35,800
Hilli | Deferred Revenue
Contract liabilities
Total contract liabilities	(12,600)	(14,600)
Golar Artic | Advance Payment Liability
Contract liabilities
Non current contract liabilities		7,800
Development Agreement
Contract assets
Contract with customer, asset	$ 7,500
Contract liabilities
Current contract liabilities		$ 4,200